Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

For the year ended October 31 ($ millions)	2024 (1)				2023 (1)
	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (2)	$53,966		$42,177		$51,013		$38,348
Measured at FVOCI (2)	5,905		–		3,811		–
	59,871		42,177		54,824		38,348
Other	1,788	(3)	230	(4)	2,000	(3)	214	(4)
Total	$61,659		$42,407		$56,824		$38,562

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period a mounts have been restated. Re fer to Note 4.
(2)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(3)	Includes dividend income on equity securities.
(4)	Includes interest on lease liabilities of $119 (2023 – $114) and insurance finance expense of $30 (2023 – $25).